Cost of Sale (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Cost of Sale [Line Items]
Cost of sale	RM 84,102,118	$ 18,791,669	RM 130,201,026	RM 54,825,100
Cost of sales liquidated	959,666	214,426	408,980
Related Party [Member]
Cost of Sale [Line Items]
Cost of sale	RM 4,973,983	$ 1,111,380	RM 3,921,036